Share Capital and Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Basic earnings per common share	$ 2.94	$ 2.77
Diluted earnings per common share	$ 2.93	$ 2.77